U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

April 16, 2018

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	Hotchkis & Wiley Funds (the “Trust”)
Securities Act Registration No: 333-68740
Investment Company Registration No: 811-10487

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment (“PEA”) No. 52 and Amendment No. 53 to the Trust’s Registration Statement on Form N-1A.  This PEA No. 52 hereby incorporates Parts A, B and C from the Trust’s PEA No. 51 on Form N‑1A filed March 28, 2018.  This PEA No. 52 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 51 (Accession No. 0000894189-18-001980) to the Trust’s Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5208.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures